Other Related Party Transactions (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transaction, Amounts of Transaction	$ 14.8	$ 17.7